LEGG MASON SPECIAL INVESTMENT TRUST, INC.

                    Supplement to the Legg Mason Equity Funds
              Institutional Class and Financial Intermediary Class
                         Prospectus dated August 1, 2003

The third paragraph of the section entitled "Portfolio Management" beginning on Page 24 of the prospectus is replaced in its entirety with the following paragraph:

        Special Investment Trust is managed by the LMFM investment team led by Bill Miller. Mr. Miller managed or co-managed the fund from its inception in 1985 until 2001. From 2001 to 2004, another portfolio manager at LMFM managed the fund. Mr. Miller resumed management responsibilities for the fund on January 14, 2004.

This supplement should be retained with your prospectus for future reference.

                   This supplement is dated January 15, 2004.



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                   LEGG MASON SPECIAL INVESTMENT TRUST, INC.

               Supplement to the Legg Mason Equity Funds Primary
                      Class Prospectus dated August 1, 2003

The third paragraph of the section entitled "Portfolio Management" beginning on Page 30 of the prospectus is replaced in its entirety with the following paragraph:

         Special Investment Trust is managed by the LMFM investment team led by Bill Miller. Mr. Miller managed or co-managed the fund from its inception in 1985 until 2001. From 2001 to 2004, another portfolio manager at LMFM managed the fund. Mr. Miller resumed management responsibilities for the fund on January 14, 2004.

This supplement should be retained with your prospectus for future reference.

                   This supplement is dated January 15, 2004.